Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Balanced Portfolio
March 31, 2023
VIPBAL-NPRT1-0523
1.799884.119
Common Stocks - 61.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 0.0%
AT&T, Inc.	22,400	431,200
Cellnex Telecom SA (a)	11,700	454,986
Liberty Global PLC Class C (b)	105,363	2,147,298
		3,033,484
Entertainment - 1.2%
Activision Blizzard, Inc.	181,375	15,523,886
Cinemark Holdings, Inc. (b)(c)	123,682	1,829,257
Netflix, Inc. (b)	81,558	28,176,658
Sea Ltd. ADR (b)	73,200	6,335,460
Take-Two Interactive Software, Inc. (b)	46,518	5,549,597
The Walt Disney Co. (b)	135,932	13,610,871
Warner Bros Discovery, Inc.	8,928	134,813
World Wrestling Entertainment, Inc. Class A (c)	32,994	3,011,032
		74,171,574
Interactive Media & Services - 3.5%
Alphabet, Inc.:
Class A (b)	833,060	86,413,314
Class C (b)	423,540	44,048,160
Epic Games, Inc. (b)(d)(e)	1,812	1,351,100
Meta Platforms, Inc. Class A (b)	367,442	77,875,657
Snap, Inc. Class A (b)	480,149	5,382,470
		215,070,701
Media - 0.5%
Altice U.S.A., Inc. Class A (b)	157,045	537,094
Charter Communications, Inc. Class A (b)	17,100	6,115,131
Comcast Corp. Class A	386,109	14,637,392
Liberty Broadband Corp.:
Class A (b)	59,600	4,894,352
Class C (b)	53,100	4,338,270
		30,522,239
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (b)	95,251	13,796,155
TOTAL COMMUNICATION SERVICES		336,594,153
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.1%
Adient PLC (b)	108,000	4,423,680
Automobiles - 1.0%
Ferrari NV	19,300	5,229,142
Tesla, Inc. (b)	265,700	55,122,122
		60,351,264
Broadline Retail - 2.0%
Amazon.com, Inc. (b)	1,140,000	117,750,600
eBay, Inc.	221,400	9,823,518
		127,574,118
Hotels, Restaurants & Leisure - 1.2%
Booking Holdings, Inc. (b)	7,800	20,688,798
Caesars Entertainment, Inc. (b)	93,200	4,549,092
Churchill Downs, Inc.	36,800	9,459,440
Domino's Pizza, Inc.	16,500	5,442,855
Marriott International, Inc. Class A	90,400	15,010,016
McDonald's Corp.	38,100	10,653,141
Sweetgreen, Inc. Class A (b)	11,200	87,808
Yum! Brands, Inc.	69,300	9,153,144
		75,044,294
Household Durables - 0.1%
D.R. Horton, Inc.	23,600	2,305,484
Mohawk Industries, Inc. (b)	29,300	2,936,446
		5,241,930
Specialty Retail - 1.2%
Cazoo Group Ltd. (b)(d)	2,820	7,022
Fast Retailing Co. Ltd.	13,500	2,955,319
Lowe's Companies, Inc.	131,900	26,376,043
The Home Depot, Inc.	60,008	17,709,561
TJX Companies, Inc.	332,580	26,060,969
		73,108,914
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd. (b)	40,100	1,884,700
LVMH Moet Hennessy Louis Vuitton SE	3,900	3,579,843
NIKE, Inc. Class B	80,030	9,814,879
PVH Corp.	49,000	4,368,840
Tapestry, Inc.	148,100	6,384,591
		26,032,853
TOTAL CONSUMER DISCRETIONARY		371,777,053
CONSUMER STAPLES - 4.7%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (b)	5,700	1,873,590
Celsius Holdings, Inc. (b)	26,900	2,500,086
Constellation Brands, Inc. Class A (sub. vtg.)	59,300	13,395,277
Duckhorn Portfolio, Inc. (b)	83,000	1,319,700
Keurig Dr. Pepper, Inc.	182,817	6,449,784
Monster Beverage Corp.	216,852	11,712,177
PepsiCo, Inc.	161,500	29,441,450
Pernod Ricard SA	18,400	4,164,567
The Coca-Cola Co.	520,900	32,311,427
		103,168,058
Food & Staples Retailing - 1.5%
Albertsons Companies, Inc.	106,700	2,217,226
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	80,100	4,027,225
Cake Box Holdings PLC	12,235	18,263
Costco Wholesale Corp.	56,500	28,073,155
Dollar General Corp.	13,100	2,757,026
Dollar Tree, Inc. (b)	79,600	11,426,580
Target Corp.	42,500	7,039,275
U.S. Foods Holding Corp. (b)	193,000	7,129,420
Walmart, Inc.	190,300	28,059,735
		90,747,905
Food Products - 0.6%
Freshpet, Inc. (b)	68,600	4,540,634
Lamb Weston Holdings, Inc.	31,500	3,292,380
McCormick & Co., Inc. (non-vtg.)	58,400	4,859,464
Mondelez International, Inc.	222,200	15,491,784
Sovos Brands, Inc. (b)	124,600	2,078,328
The Hershey Co.	28,400	7,225,244
TreeHouse Foods, Inc. (b)	26,800	1,351,524
		38,839,358
Household Products - 0.8%
Procter & Gamble Co.	330,200	49,097,438
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	37,200	9,168,312
Olaplex Holdings, Inc. (b)	98,900	422,303
		9,590,615
TOTAL CONSUMER STAPLES		291,443,374
ENERGY - 3.0%
Energy Equipment & Services - 0.3%
Expro Group Holdings NV (b)	259,000	4,755,240
Schlumberger Ltd.	215,800	10,595,780
Weatherford International PLC (b)	100,800	5,982,480
		21,333,500
Oil, Gas & Consumable Fuels - 2.7%
Africa Oil Corp.	1,354,447	3,036,607
Canadian Natural Resources Ltd.	174,300	9,645,503
Eco Atlantic Oil & Gas Ltd. (b)	1,173,500	299,562
Exxon Mobil Corp.	758,300	83,155,178
Hess Corp.	114,300	15,126,462
Imperial Oil Ltd.	277,400	14,107,068
Kosmos Energy Ltd. (b)	816,800	6,076,992
MEG Energy Corp. (b)	677,000	10,875,080
Phillips 66 Co.	117,426	11,904,648
Valero Energy Corp.	85,400	11,921,840
		166,148,940
TOTAL ENERGY		187,482,440
FINANCIALS - 8.1%
Banks - 3.3%
AIB Group PLC	322,300	1,307,958
Bank of America Corp.	1,399,052	40,012,887
BNP Paribas SA (c)	191,209	11,418,540
Citigroup, Inc.	483,620	22,676,942
Citizens Financial Group, Inc.	111,556	3,387,956
Comerica, Inc.	28,947	1,256,879
DNB Bank ASA	168,800	3,020,802
Eurobank Ergasias Services and Holdings SA (b)	3,152,436	4,160,700
JPMorgan Chase & Co.	153,169	19,959,452
KBC Group NV	47,700	3,274,550
KeyCorp	354,700	4,440,844
M&T Bank Corp.	38,761	4,634,653
NatWest Group PLC	1,261,107	4,115,030
Piraeus Financial Holdings SA (b)	782,863	1,695,907
Standard Chartered PLC (United Kingdom)	258,600	1,959,353
Starling Bank Ltd. Series D (b)(d)(e)	756,521	2,678,411
Sumitomo Mitsui Financial Group, Inc.	94,500	3,781,661
Truist Financial Corp.	249,600	8,511,360
U.S. Bancorp	393,114	14,171,760
UniCredit SpA	302,876	5,708,567
Wells Fargo & Co.	1,070,492	40,014,991
Zions Bancorp NA	88,700	2,654,791
		204,843,994
Capital Markets - 1.0%
Bank of New York Mellon Corp.	397,553	18,064,808
BlackRock, Inc. Class A	7,152	4,785,546
Cboe Global Markets, Inc.	17,229	2,312,821
Intercontinental Exchange, Inc.	63,261	6,597,490
State Street Corp.	197,257	14,930,382
StepStone Group, Inc. Class A	94,046	2,282,496
UBS Group AG	349,500	7,458,330
Virtu Financial, Inc. Class A	125,325	2,368,643
		58,800,516
Consumer Finance - 0.2%
American Express Co.	19,958	3,292,072
Capital One Financial Corp.	37,275	3,584,364
OneMain Holdings, Inc.	107,748	3,995,296
Shriram Transport Finance Co. Ltd.	94,743	1,456,810
		12,328,542
Diversified Financial Services - 0.5%
Ant International Co. Ltd. Class C (b)(d)(e)	915,084	1,409,229
Apollo Global Management, Inc.	206,488	13,041,782
Berkshire Hathaway, Inc.:
Class A (b)	13	6,052,800
Class B (b)	24,351	7,518,858
Jumo World Ltd. (b)(e)	176	166,260
Voya Financial, Inc. (c)	17,600	1,257,696
		29,446,625
Financial Services - 1.4%
Block, Inc. Class A (b)	120,000	8,238,000
Dlocal Ltd. (b)	237,900	3,858,738
Fiserv, Inc. (b)	95,240	10,764,977
PayPal Holdings, Inc. (b)	184,869	14,038,952
UWM Holdings Corp. Class A (c)	116,656	572,781
Visa, Inc. Class A	208,303	46,963,994
Worldline SA (a)(b)	99,105	4,203,518
		88,640,960
Insurance - 1.7%
Arthur J. Gallagher & Co.	30,045	5,747,909
Chubb Ltd.	93,906	18,234,667
Direct Line Insurance Group PLC	1,158,400	1,964,878
Fairfax Financial Holdings Ltd. (sub. vtg.)	6,500	4,322,897
Globe Life, Inc.	47,128	5,185,023
Hartford Financial Services Group, Inc.	154,054	10,736,023
Marsh & McLennan Companies, Inc.	63,505	10,576,758
Progressive Corp.	109,000	15,593,540
Prudential PLC	189,011	2,587,870
The Travelers Companies, Inc.	156,331	26,796,697
Unum Group	103,100	4,078,636
		105,824,898
TOTAL FINANCIALS		499,885,535
HEALTH CARE - 9.0%
Biotechnology - 1.6%
Biogen, Inc. (b)	38,632	10,740,855
Gilead Sciences, Inc.	421,571	34,977,746
Legend Biotech Corp. ADR (b)	102,540	4,944,479
PTC Therapeutics, Inc. (b)	33,913	1,642,746
Regeneron Pharmaceuticals, Inc. (b)	10,490	8,619,318
Sarepta Therapeutics, Inc. (b)	27,500	3,790,325
Vertex Pharmaceuticals, Inc. (b)	103,463	32,598,087
		97,313,556
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories (c)	195,760	19,822,658
Boston Scientific Corp. (b)	864,935	43,272,698
Intuitive Surgical, Inc. (b)	44,400	11,342,868
Masimo Corp. (b)	48,600	8,968,644
ResMed, Inc.	31,050	6,799,640
Stryker Corp.	119,200	34,028,024
		124,234,532
Health Care Providers & Services - 2.4%
agilon health, Inc. (b)	345,144	8,197,170
AmerisourceBergen Corp.	175,689	28,129,566
Humana, Inc.	35,897	17,426,558
Option Care Health, Inc. (b)	360,217	11,444,094
Surgery Partners, Inc. (b)	477,570	16,461,838
UnitedHealth Group, Inc.	148,007	69,946,628
		151,605,854
Life Sciences Tools & Services - 1.1%
Gerresheimer AG	28,900	2,856,828
IQVIA Holdings, Inc. (b)	68,700	13,663,743
Thermo Fisher Scientific, Inc.	86,399	49,797,792
		66,318,363
Pharmaceuticals - 1.9%
AstraZeneca PLC sponsored ADR	330,647	22,950,208
Bristol-Myers Squibb Co.	37,712	2,613,819
Eli Lilly & Co.	145,177	49,856,685
Merck & Co., Inc.	198,342	21,101,605
Royalty Pharma PLC	599,667	21,606,002
		118,128,319
TOTAL HEALTH CARE		557,600,624
INDUSTRIALS - 5.5%
Aerospace & Defense - 1.3%
Howmet Aerospace, Inc.	161,500	6,842,755
Lockheed Martin Corp.	52,770	24,945,962
Northrop Grumman Corp.	18,870	8,712,656
Raytheon Technologies Corp.	64,277	6,294,647
Space Exploration Technologies Corp. Class A (b)(d)(e)	17,000	1,309,000
The Boeing Co. (b)	107,217	22,776,107
TransDigm Group, Inc.	12,400	9,139,420
		80,020,547
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	30,523	5,921,157
Airlines - 0.1%
Delta Air Lines, Inc. (b)	178,700	6,240,204
Building Products - 0.4%
Trane Technologies PLC	133,194	24,505,032
Electrical Equipment - 0.6%
AMETEK, Inc.	173,753	25,251,523
Eaton Corp. PLC	53,000	9,081,020
		34,332,543
Ground Transportation - 0.3%
Old Dominion Freight Lines, Inc.	49,500	16,871,580
Industrial Conglomerates - 0.5%
General Electric Co.	239,089	22,856,908
Honeywell International, Inc.	53,616	10,247,090
		33,103,998
Machinery - 1.8%
Caterpillar, Inc.	70,725	16,184,709
Deere & Co.	25,200	10,404,576
Dover Corp.	134,800	20,481,512
Fortive Corp.	359,640	24,516,659
Ingersoll Rand, Inc.	299,200	17,407,456
Parker Hannifin Corp.	69,701	23,427,203
		112,422,115
Professional Services - 0.0%
Dun & Bradstreet Holdings, Inc.	229,129	2,689,974
Road & Rail - 0.3%
CSX Corp.	528,262	15,816,164
Transportation - 0.1%
Uber Technologies, Inc. (b)	267,947	8,493,920
TOTAL INDUSTRIALS		340,417,234
INFORMATION TECHNOLOGY - 15.2%
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	155,900	12,740,148
IT Services - 0.8%
Accenture PLC Class A	40,600	11,603,886
Capgemini SA	42,800	7,925,634
EPAM Systems, Inc. (b)	20,200	6,039,800
MongoDB, Inc. Class A (b)	35,900	8,369,008
Snowflake, Inc. (b)	25,800	3,980,682
Twilio, Inc. Class A (b)	70,700	4,710,741
Wix.com Ltd. (b)	51,800	5,169,640
		47,799,391
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (b)	132,700	13,005,927
ASML Holding NV (Netherlands)	13,300	9,063,261
Lam Research Corp.	31,200	16,539,744
Marvell Technology, Inc.	188,572	8,165,168
MediaTek, Inc.	204,000	5,273,774
Microchip Technology, Inc.	54,100	4,532,498
Micron Technology, Inc.	346,100	20,883,674
NVIDIA Corp.	318,300	88,414,191
NXP Semiconductors NV	69,412	12,943,603
Renesas Electronics Corp. (b)	695,500	10,071,406
Silergy Corp.	143,000	2,263,846
SolarEdge Technologies, Inc. (b)	31,800	9,665,610
Taiwan Semiconductor Manufacturing Co. Ltd.	949,000	16,583,209
		217,405,911
Software - 7.0%
Adobe, Inc. (b)	86,000	33,141,820
Autodesk, Inc. (b)	65,700	13,676,112
CCC Intelligent Solutions Holdings, Inc. (b)(d)	36,613	328,419
Cvent Holding Corp. (b)(d)	117,171	979,550
Elastic NV (b)	63,200	3,659,280
Five9, Inc. (b)	71,600	5,175,964
HubSpot, Inc. (b)	27,700	11,876,375
Intuit, Inc.	53,700	23,941,071
Microsoft Corp.	984,900	283,946,666
Salesforce, Inc. (b)	164,600	32,883,788
Stripe, Inc. Class B (b)(d)(e)	19,953	401,654
Synopsys, Inc. (b)	28,900	11,162,625
Workday, Inc. Class A (b)	41,800	8,633,372
		429,806,696
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	1,402,864	231,332,274
TOTAL INFORMATION TECHNOLOGY		939,084,420
MATERIALS - 1.7%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	27,703	7,956,579
Cabot Corp.	28,500	2,184,240
Celanese Corp. Class A	37,200	4,050,708
CF Industries Holdings, Inc.	6,480	469,735
Chemtrade Logistics Income Fund	194,200	1,127,984
Corteva, Inc.	113,900	6,869,309
DuPont de Nemours, Inc.	65,550	4,704,524
Linde PLC	66,970	23,803,817
LyondellBasell Industries NV Class A	61,300	5,755,457
Olin Corp.	40,030	2,221,665
The Chemours Co. LLC	76,700	2,296,398
Tronox Holdings PLC	155,600	2,237,528
Valvoline, Inc.	148,000	5,171,120
Westlake Corp.	10,500	1,217,790
		70,066,854
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	7,784	2,763,787
Vulcan Materials Co.	16,720	2,868,483
		5,632,270
Containers & Packaging - 0.1%
Aptargroup, Inc.	19,700	2,328,343
Greif, Inc. Class A	31,300	1,983,481
		4,311,824
Metals & Mining - 0.4%
Alcoa Corp.	21,430	912,061
First Quantum Minerals Ltd.	267,900	6,158,826
Freeport-McMoRan, Inc.	241,351	9,873,669
Glencore PLC	331,900	1,909,825
Major Drilling Group International, Inc. (b)	71,000	558,439
Newmont Corp.	59,600	2,921,592
Reliance Steel & Aluminum Co.	12,918	3,316,567
		25,650,979
TOTAL MATERIALS		105,661,927
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc.	2,700	339,093
American Tower Corp.	56,700	11,586,078
Corporate Office Properties Trust (SBI)	82,700	1,960,817
Crown Castle International Corp.	50,000	6,692,000
CubeSmart	18,200	841,204
Elme Communities (SBI)	55,358	988,694
Equinix, Inc.	16,500	11,897,160
Equity Lifestyle Properties, Inc.	94,100	6,316,933
Essex Property Trust, Inc.	29,000	6,065,060
Host Hotels & Resorts, Inc.	423,200	6,978,568
Invitation Homes, Inc.	172,000	5,371,560
Life Storage, Inc.	1,800	235,962
Mid-America Apartment Communities, Inc.	28,800	4,349,952
Prologis (REIT), Inc.	123,700	15,434,049
Simon Property Group, Inc.	15,800	1,769,126
Ventas, Inc.	107,200	4,647,120
Welltower, Inc.	102,400	7,341,056
		92,814,432
Real Estate Management & Development - 0.0%
Cushman & Wakefield PLC (b)	102,200	1,077,188
WeWork, Inc. (b)	97,321	75,648
		1,152,836
TOTAL REAL ESTATE		93,967,268
UTILITIES - 1.7%
Electric Utilities - 1.2%
Constellation Energy Corp.	113,878	8,939,423
Edison International	79,500	5,611,905
Exelon Corp.	156,035	6,536,306
FirstEnergy Corp.	60,200	2,411,612
NextEra Energy, Inc.	277,804	21,413,132
PG&E Corp. (b)	659,219	10,659,571
PPL Corp.	187,300	5,205,067
Southern Co.	244,100	16,984,478
		77,761,494
Multi-Utilities - 0.4%
Dominion Energy, Inc.	151,678	8,480,317
NiSource, Inc.	143,500	4,012,260
Sempra Energy	72,398	10,943,682
		23,436,259
Water Utilities - 0.1%
American Water Works Co., Inc.	35,500	5,200,395
TOTAL UTILITIES		106,398,148
TOTAL COMMON STOCKS (Cost $2,727,175,982)		3,830,312,176

Preferred Stocks - 0.3%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (b)(d)(e)	21,701	4,594,319

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (d)(e)	36,875	1,051,306

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(b)(d)(e)	17,763	579,962
Series B2(b)(d)(e)	8,188	260,542
		840,504
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (b)(d)(e)	7,264	504,267

TOTAL INDUSTRIALS		1,344,771

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (b)(d)(e)	60,816	1,333,087

Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (b)(d)(e)	155,858	1,385,578
GaN Systems, Inc.:
Series F1(b)(d)(e)	14,731	165,576
Series F2(b)(d)(e)	7,778	87,425
Xsight Labs Ltd. Series D (b)(d)(e)	65,770	482,094
		2,120,673
Software - 0.1%
Algolia, Inc. Series D (b)(d)(e)	28,064	455,479
Bolt Technology OU Series E (b)(d)(e)	6,283	805,950
Databricks, Inc.:
Series G(b)(d)(e)	4,461	215,332
Series H(b)(d)(e)	18,642	899,849
Skyryse, Inc. Series B (b)(d)(e)	50,000	1,057,500
Stripe, Inc. Series H (b)(d)(e)	6,600	132,858
		3,566,968
TOTAL INFORMATION TECHNOLOGY		7,020,728

TOTAL CONVERTIBLE PREFERRED STOCKS		14,011,124
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (d)(e)	68,071	1,940,704

INDUSTRIALS - 0.0%
Professional Services - 0.0%
Checkr, Inc. Series E (b)(e)	87,327	1,077,615

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Gupshup, Inc. (b)(d)(e)	59,838	935,268

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,953,587
TOTAL PREFERRED STOCKS (Cost $18,025,002)		17,964,711

U.S. Treasury Obligations - 0.0%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.49% to 4.61% 4/13/23 to 6/1/23 (g) (Cost $1,876,146)	1,880,000	1,876,535

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (d)(e)(h) (Cost $345,272)	345,272	429,449

Fixed-Income Funds - 37.2%
	Shares	Value ($)
Fidelity VIP Investment Grade Central Fund (i) (Cost $2,558,871,025)	24,519,968	2,302,915,392

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (j)	47,161,791	47,171,224
Fidelity Securities Lending Cash Central Fund 4.87% (j)(k)	19,097,290	19,099,200
TOTAL MONEY MARKET FUNDS (Cost $66,269,916)		66,270,424

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $5,372,563,343)	6,219,768,687
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(22,577,241)
NET ASSETS - 100.0%	6,197,191,446

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	97	Jun 2023	20,068,088	829,698	829,698

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,658,504 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,780,930 or 0.4% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,153,464.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	799,967

ABL Space Systems Series B2	10/22/21	556,752

Algolia, Inc. Series D	7/23/21	820,733

Ant International Co. Ltd. Class C	5/16/18	3,487,731

Astera Labs, Inc. Series C	8/24/21	523,963

Astranis Space Technologies Corp. Series C	3/19/21	1,333,143

Beta Technologies, Inc. Series A	4/09/21	532,233

Bolt Technology OU Series E	1/03/22	1,632,302

ByteDance Ltd. Series E1	11/18/20	2,377,869

Cazoo Group Ltd.	3/28/21	564,000

CCC Intelligent Solutions Holdings, Inc.	2/02/21	366,130

Circle Internet Financial Ltd. Series E	5/11/21	1,104,800

Circle Internet Financial Ltd. Series F	5/09/22	1,553,913

Cvent Holding Corp.	7/23/21	1,171,710

Databricks, Inc. Series G	2/01/21	263,746

Databricks, Inc. Series H	8/31/21	1,369,891

Epic Games, Inc.	3/29/21	1,603,620

GaN Systems, Inc. Series F1	11/30/21	124,919

GaN Systems, Inc. Series F2	11/30/21	65,957

GaN Systems, Inc. 0%	11/30/21	345,272

Gupshup, Inc.	6/08/21	1,368,208

Skyryse, Inc. Series B	10/21/21	1,233,999

Space Exploration Technologies Corp. Class A	2/16/21	713,983

Starling Bank Ltd. Series D	6/18/21	1,352,573

Stripe, Inc. Class B	5/18/21	800,682

Stripe, Inc. Series H	3/15/21	264,825

Xsight Labs Ltd. Series D	2/16/21	525,897

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	68,250,848	397,989,267	419,068,891	646,565	-	-	47,171,224	0.1%
Fidelity Securities Lending Cash Central Fund 4.87%	2,108,836	27,576,247	10,585,883	8,162	-	-	19,099,200	0.1%
Fidelity VIP Investment Grade Central Fund	2,082,963,744	171,140,621	-	20,213,121	-	48,811,027	2,302,915,392	85.9%
Total	2,153,323,428	596,706,135	429,654,774	20,867,848	-	48,811,027	2,369,185,816

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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